UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net income	$ 267	$ 181
Adjustments to reconcile net income to net cash from operating activities:
Premiums received in kind	0	(910)
Accretion on investments	(57)	0
Depreciation and amortization	17	3
Unrealized losses (gains) on investments and derivatives	(263)	705
Net losses (gains) on investments and derivatives	14	(69)
Investment credit losses (reversals)	25	(1)
Income from real estate partnerships, investment funds and corporations	(95)	(86)
Distributions from real estate partnerships, investment funds and corporations	35	41
Interest credited to policyholder account balances	275	5
Deferred income taxes	(2)	11
Changes in operating assets and liabilities:
Policyholder liabilities	1,755	708
Deposit liabilities	(128)	(3)
Reinsurance funds withheld	(769)	(213)
Deferred policy acquisition costs	(352)	(96)
Reinsurance recoverables	(35)	58
Accrued investment income	52	(124)
Working capital and other	23	179
Cash flows from operating activities	762	389
Investing activities
Acquisition of subsidiary, net of cash acquired	0	(4,086)
Purchase of investments
Fixed maturity, available for sale	(3,616)	(2,406)
Equity securities	(241)	(384)
Mortgage loans on real estate	(265)	(171)
Private loans	(25)	(121)
Real estate and real estate partnerships	(1,054)	0
Investment funds	(971)	(306)
Short-term investments	(6,952)	(2,465)
Other invested assets	(264)	0
Proceeds from sales and maturities of investments
Proceeds from sales of available-for-sale fixed maturity securities	3,530	3,759
Equity securities	43	34
Mortgage loans on real estate	220	154
Private loans	409	0
Real estate and real estate partnerships	3
Investment funds	80	0
Short-term investments	6,966	1,953
Other invested assets	524	0
Purchases of derivatives	0	(27)
Proceeds (settlements) from sales and maturities of derivatives	(32)	128
Purchase of intangibles and property and equipment	0	(7)
Proceeds from sales of intangibles and property and equipment	0	2
Change in collateral held for derivatives	88	(11)
Other, net	(3)	0
Cash flows from investing activities	(1,560)	(3,954)
Financing activities
Issuance of common equity	0	450
Issuance of preferred equity	0	2,459
Return of capital to common stockholders	0	(3)
Proceeds from non-controlling interest	1	0
Borrowings from related parties	268	255
Repayment of borrowings to related parties	0	(580)
Borrowings from external parties	1,033	3,657
Repayment of borrowings to external parties	(1,453)	(1,055)
Borrowings issued to reinsurance entities	0	49
Policyholders’ account deposits	2,948	141
Policyholders’ account withdrawals	(1,309)	(112)
Debt issuance costs	0	(4)
Proceeds from repurchase agreement	112	197
Repayments of repurchase agreement	(55)	(197)
Cash flows from financing activities	1,545	5,257
Cash and cash equivalents
Cash and cash equivalents at beginning of period	2,145	393
Net change during the period	747	1,692
Foreign exchange on cash balances held in foreign currencies	1	(1)
Cash and cash equivalents, end of period	2,893	2,084
Supplementary cash flow disclosures
Cash taxes (recovery) paid	(11)	40
Cash interest paid	62	3
Dividends and interest income received	$ 493	$ 77